New standards, amendments and interpretations of standards	12 Months Ended
Dec. 31, 2021
New standards, amendments and interpretations of standards
New standards, amendments and interpretations of standards

    5       New standards, amendments and interpretations of standards

    a.      New standards, interpretations, and amendments adopted by the Group

The following amended standards are effective for annual periods beginning on or after January 1, 2021. The following amended standards and interpretations did not have a material impact on the Company’s consolidated financial statements:

  Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16); and
  Classification of Liabilities as Current or Non-current (Amendments to IAS 1).
  Annual improvements to IFRS Standards 2019-2020
  Amendment to IFRS 3, adding an explicit statement that an acquirer does not recognize contingent assets acquired in a business combination.